Investment Risks - Amplify Stablecoin Technology Leaders ETF	Dec. 19, 2025
Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Because the Fund is a “non-diversified company” under the 1940 Act, it can invest a greater portion of its assets in securities of individual issuers than a diversified fund, and changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Blockchain Companies Risk [Member]
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Blockchain Companies Risk. Blockchain technology is relatively new and many of its uses may be untested. There is no assurance that widespread adoption of blockchain technology will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology. Companies relying heavily on blockchain technology may be subject to more volatility and less trading volume than securities of companies in more established industries. Companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent companies attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims. The adoption of blockchain technology may be impaired by laws or regulations. Further, blockchain technology may be subject to future laws or regulations that may be difficult to predict. In addition, because blockchain functionality relies on the internet, a significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies. Certain features of blockchain technology may increase the risk of fraud or cyber-attack. Companies relying heavily on blockchain technology may be adversely affected by fluctuations in, and manipulation of, the price of digital assets and a lack of liquid markets or acceptance for certain digital assets or government policies.

Concentration Risk [Member]
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Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of Fund shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. The Fund is subject to counterparty risk by virtue of its usage of option contracts. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.

Digital Asset ETPs Risk [Member]
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Digital Asset ETPs Risk. The Fund will invest in shares issued by Digital Asset ETPs. Such ETPs are not registered under the 1940 Act and therefore investors in shares of such ETPs are not given the protection offered by 1940 Act-registered investment vehicles. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity regarding their activities related to managing the Digital Asset ETPs. Moreover, the Digital Asset ETPs are not classified as commodity pools under the CEA, and consequently, the sponsors are not regulated by the CFTC as commodity pool operators or commodity trading advisors with respect to their operation of the Digital Asset ETPs. The Fund will invest in shares issued by Digital Asset ETPs of investment companies organized in the U.S. Such ETPs are not registered under the 1940 Act and therefore investors in shares of such ETPs are not given the protection offered by 1940 Act-registered investment vehicles. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity regarding their activities related to managing the Digital Asset ETPs. Moreover, the Digital Asset ETPs are not classified as commodity pools under the CEA, and consequently, the sponsors are not regulated by the CFTC as commodity pool operators or commodity trading advisors with respect to their operation of the Digital Asset ETPs.

While the Fund does not invest directly in the digital assets listed below, it may gain indirect exposure to certain of these assets through investments in Digital Asset ETPs that hold them. As a result, the Fund’s performance and the value of its Shares may be negatively affected by the risks associated with these digital assets and their underlying networks. The following summarizes certain material risks related to the digital assets in which Digital Asset ETPs eligible for inclusion in the Index may invest:

Ethereum Risk. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. While ether has experienced substantial growth in institutional adoption, regulatory recognition, and technological maturity, its value remains influenced by market sentiment, speculative investment activities, macroeconomic factors, and ongoing technological developments rather than purely traditional fundamental analysis. Ethereum is an evolving blockchain platform that continues to undergo substantial upgrades, such as the transition from Proof-of-Work to Proof of-Stake (the “Merge”) in 2022 and subsequent network improvements like the 2024 Dencun upgrade to reduce costs and improve scalability. These complex technological upgrades are intended to improve Ethereum’s scalability, security, transaction throughput, energy efficiency, and usability. However, each significant update introduces risks including technical vulnerabilities, potential software flaws, delays in development, operational disruptions, or unintended economic impacts, any of which could negatively affect investor confidence, the adoption of the Ethereum blockchain, or ether’s valuation. The regulatory environment for ether and the Ethereum blockchain remains uncertain and varied globally. While the CFTC has indicated that ether is generally treated as a commodity, the SEC has not issued a definitive classification, and regulatory risks persist. Unanticipated regulatory actions — including enforcement actions, reclassification of ether’s regulatory status (such as a security versus commodity), or significant policy changes — could materially impact ether’s value and liquidity. Investors should remain aware that shifts in regulatory classification or compliance requirements may adversely impact the viability, market perception, or utility of ether. The Ethereum ecosystem relies heavily on smart contracts — computer code deployed on the Ethereum blockchain capable of automating financial transactions, asset management, and decentralized application (dApp) functionalities. While smart contracts enable substantial innovation, they remain vulnerable to coding errors, exploitation, hacks, and manipulation. Past security breaches involving decentralized finance (DeFi) platforms, decentralized exchanges, and smart contract-based projects have led to significant financial losses, adversely affecting market sentiment, investor confidence, and ether’s valuation. Competition from other blockchain networks, sometimes referred to as “Ethereum alternatives” or “Layer 1 competitors,” remains robust. Networks offering potentially superior scalability, lower transaction fees, enhanced privacy, or specific technical advantages — such as Solana, Avalanche, Cardano, Polkadot, and others — continue to attract users, developers, and investors. Successful adoption and growth of competing blockchain ecosystems could limit Ethereum’s market share, ecosystem development, and thus negatively impact ether’s long-term valuation. Furthermore, the Ethereum network faces potential governance risks.

Decisions regarding protocol upgrades, network policies, or operational changes depend on community consensus among diverse stakeholders, including core developers, validators, decentralized autonomous organizations (DAOs), and other influential actors. Disagreements or governance failures within the Ethereum community could result in contentious blockchain forks, fragmentation of resources, diminished market confidence, or value dilution.

Solana Risk. Solana has experienced historical network outages, and continued operational instability may impair user confidence and ecosystem reliability. The rapid growth of Solana’s ecosystem may also expose the network to security vulnerabilities, untested applications, and scalability challenges. Regulatory scrutiny of high-speed blockchain networks could further affect Solana’s adoption and valuation. SOL may be highly volatile and subject to fluctuations due to numerous factors, including increases in the global supply of SOL; manipulative trading activity on largely unregulated Digital Asset Trading Platforms; the adoption and use of SOL as a medium of exchange, store-of-value, or other consumptive asset, as well as the maintenance and development of the Solana network’s open-source software protocol; forks or other protocol-level changes in the Solana network; investors’ expectations regarding interest rates, inflation trends, macroeconomic conditions, or platform rates; consumer preferences and perceptions of SOL specifically and digital assets generally; fiat currency withdrawal and deposit policies on Digital Asset Trading Platforms; investment and trading activities of large investors that invest directly or indirectly in SOL; the potential for a “short squeeze” resulting from speculation on the price of SOL if aggregate short exposure exceeds the number of Shares available for purchase; the development of an active derivatives or futures market for SOL or digital assets generally; determinations that SOL is a security, or is offered or sold as part of an investment contract, or changes in SOL’s status under federal securities laws; monetary policies of governments, trade restrictions, currency devaluations or revaluations, and regulatory measures or enforcement actions that restrict the use or trading of SOL as a form of payment or the purchase of SOL on digital asset markets; global or regional political, economic, or financial conditions, events, and situations, such as geopolitical conflicts or pandemics; fees associated with processing SOL transactions and the speed at which transactions are settled on the Solana network; interruptions in service, outages, closures, or failures of major digital asset trading platforms; decreased confidence in such platforms due to their unregulated nature and lack of transparency; increased competition from other forms of digital assets or payment services; uncertainty in U.S. and global regulations, including potential enforcement actions by the SEC, CFTC, or foreign regulators that could adversely affect the trading, usage, or value of SOL; bugs, implementation errors, or failures during Solana network upgrades or validator client changes that could disrupt network operations and negatively impact SOL’s value; a significant concentration of staked SOL in a small number of liquid staking protocols or validators that could heighten centralization risks and reduce network resilience; reduced developer activity, declining adoption of Solana-based applications, or loss of user engagement that could decrease demand for SOL and harm its market price; and security breaches, exploits, or bugs in Solana-based smart contracts, DeFi platforms, or NFT marketplaces that could undermine confidence in the Solana ecosystem and depress SOL’s value. Staking SOL involves additional risks. The Solana network operates on a proof-of-stake consensus mechanism, which allows holders of SOL to “stake” their tokens by delegating them to validators to secure the network and earn staking rewards. Staking exposes holders to several additional risks. To the extent that a Digital Asset ETP, or the issuer or custodian thereof, engages in staking of SOL held by the ETP, the Fund will be indirectly exposed to the risks associated with staking. Validators or staking service providers may fail to perform validation services properly or may engage in dishonest or negligent behavior, resulting in “slashing” penalties or loss of staked SOL. Technical failures, cyberattacks, or software bugs could also lead to partial or total loss of staked assets or rewards. In addition, staked SOL may be subject to unbonding or lock-up periods during which the tokens cannot be transferred, sold, or otherwise accessed, which could limit liquidity and exacerbate losses during market declines. Certain staking arrangements, particularly those involving liquid staking protocols, introduce additional counterparty and smart contract risks. The failure of a liquid staking token to maintain parity with SOL, or governance or operational issues in a liquid staking protocol, could further negatively impact the value of SOL. The regulatory treatment of staking activity remains uncertain and evolving; any future regulatory developments could adversely affect the ability of Digital Asset ETPs to engage in staking or the value of SOL generally. Finally, the use of staking may introduce operational, cybersecurity, or counterparty risks, particularly if third parties perform staking functions on behalf of the ETP or its custodian.

Ripple/XRP Risk. Ripple is subject to ongoing regulatory uncertainty, which could materially affect its liquidity, market accessibility, and valuation. Legal actions or adverse regulatory decisions may restrict Ripple’s ability to operate in certain jurisdictions or limit its use by financial institutions. The reliance on institutional adoption and partnerships also creates exposure to counterparty and reputational risks. The value of XRP may be highly volatile and subject to fluctuations due to a number of factors, including an increase in the supply of XRP that is publicly available for trading; manipulative trading activity on largely unregulated Digital Asset Trading Platforms; the adoption and use of XRP as a medium of exchange, store of value, or other consumptive asset, and the maintenance and development of the XRP Ledger’s open-source software protocol; forks or other protocol-level changes in the XRP Ledger; investors’ expectations regarding interest rates and inflation rates affecting fiat currencies or digital assets, including XRP; consumer preferences and perceptions of XRP specifically and digital assets generally; fiat currency withdrawal and deposit policies on digital asset trading platforms; investment and trading activities by large investors that invest directly or indirectly in XRP; a short squeeze resulting from speculation on the price of XRP if aggregate short exposure exceeds available shares; the development of an active derivatives or futures market for XRP or digital assets generally; a final determination that XRP is a security, or that it was offered or sold as part of an investment contract, or other changes in XRP’s status under federal securities laws; government monetary policies, trade restrictions, currency devaluations or revaluations, and regulatory measures or enforcement actions that restrict the use or trading of XRP as a form of payment or the purchase of XRP on digital asset markets; global or regional political, economic, or financial conditions and events, such as geopolitical conflicts or pandemics; fees associated with processing XRP transactions and the speed at which transactions are settled on the XRP Ledger; interruptions in service, outages, closures, or failures of major digital asset trading platforms, as well as decreased confidence in such platforms due to their unregulated nature and lack of operational transparency; increased competition from other digital assets or payment services; uncertainty in U.S. and global regulations, including potential enforcement actions by the SEC, CFTC, or foreign regulators; bugs, implementation errors, or failures during XRP Ledger upgrades or validator client changes; the significant holdings of XRP by Ripple Labs and other early stakeholders, which could adversely affect market price, heighten centralization risks, and reduce network resilience; and security breaches of XRP digital asset trading platforms that could undermine confidence in the Ripple ecosystem and depress XRP’s value. The trading prices of XRP have experienced extreme volatility in recent periods and may continue to do so. The value of XRP is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets. XRP, which launched in 2012, is a relatively new digital asset, and the value of a Digital Asset ETP’s shares depends on the continued acceptance of XRP by users, trusted validators, and market participants. The XRP Ledger may not function as intended, which could adversely impact the value of XRP and an investment in the Shares. Blockchains utilizing consensus-based algorithms, such as the XRP Ledger, are a relatively recent innovation and have not been subject to as widespread use or adoption over as long a period of time as traditional proof-of-work blockchains. Changes in the governance of the XRP Ledger may not receive sufficient support from users and trusted validators, which may negatively affect the network’s ability to grow and respond to challenges. The XRP Network may face significant scaling challenges, and efforts to increase transaction volume, throughput, or speed may not be successful. Digital asset networks are developed by a diverse set of contributors, and the perception that certain high-profile contributors will no longer contribute to the network could have an adverse effect on the market price of the related digital asset. Validators may cease participating in validating activities because they receive no direct financial incentive to participate or because certain jurisdictions may limit or otherwise regulate validating activities, which could negatively impact the value of XRP. If a malicious actor or botnet gains control over a majority of the validator nodes on the Unique Node List used by the XRP Ledger’s consensus protocol, or otherwise obtains significant influence over the XRP Ledger through control of validator infrastructure, governance processes, or core software development, such actor or botnet could alter ledger outcomes or disrupt network operations If the XRP Ledger is used to facilitate illicit activities, businesses that facilitate transactions in XRP could be at increased risk of criminal or civil lawsuits, or of having services cut off, which could negatively affect the price of XRP.

Chainlink Risk. Chainlink’s value depends on the reliability of its oracle network, and failures or manipulations of data inputs could disrupt dependent applications. The security and integrity of external data sources are critical, and any compromise could result in financial losses or reputational damage for applications relying on Chainlink. The evolving nature of decentralized oracles also presents risks related to scalability, competition, and regulatory oversight. Chainlink is a relatively new technological innovation with a limited history. There is no assurance that usage of the Chainlink network or Chainlink will continue to grow. A contraction in the use or adoption of Chainlink may result in increased volatility or a reduction in the price of Chainlink. The ongoing unlocking of Chainlink may cause the price of Chainlink to decline over time. Chainlink markets have a limited history, Chainlink trading prices have exhibited high levels of volatility, and in some cases such volatility has been sudden and extreme. Applications that rely on the Chainlink Network today have limited use, and therefore, the use of Chainlink is itself limited. As a result, the price of Chainlink may be influenced to a significant extent by speculators, thus contributing to price volatility. The market price of Chainlink may be highly volatile and subject to a number of factors, including the unlock of previously created but non-circulating Chainlink; manipulative trading activity on digital asset trading platforms, which in many cases are largely unregulated or may not be complying with existing regulations; the adoption of the Chainlink network as an oracle service and the demand for Chainlink as the asset powering that service; the ongoing development of the Chainlink Network and Chainlink services; investors’ expectations with respect to interest rates and rates of inflation; consumer preferences and perceptions of Chainlink specifically and digital assets generally; fiat currency withdrawal and deposit policies on digital asset trading platforms; the liquidity of digital asset trading platforms and any increase or decrease in trading volume on such platforms; investment and trading activities of large investors that invest directly or indirectly in Chainlink; a determination that Chainlink is a security or changes in Chainlink’s status under the federal securities laws; slow growth, failures, or other challenges impacting the blockchains, smart contracts, and decentralized finance applications that rely on the Chainlink Network; global or regional political, economic, or financial conditions, events, and situations, such as the novel coronavirus outbreak; interruptions in service from or closures or failures of major digital asset trading platforms; and decreased confidence in digital asset trading platforms due to the unregulated nature and lack of transparency surrounding their operations. In addition, there is no assurance that Chainlink will maintain its value in the long or intermediate term.

Digital Asset Risk [Member]
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Digital Asset Risk. Digital assets are a relatively new and rapidly evolving asset class, and their value and liquidity may be subject to significant volatility and uncertainty. The value of a digital asset may be affected by market sentiment, speculation, regulatory developments, technological advancements, macroeconomic factors, and other unpredictable events, many of which may result in rapid and substantial price changes. The regulatory environment for digital assets is evolving and varies significantly across jurisdictions; changes in laws, regulations, or governmental policies may adversely affect the value, liquidity, or legal status of digital assets, and regulatory actions may include restrictions on trading, holding, or transferring digital assets, bans on certain activities, or requirements for registration, reporting, or disclosure. Digital assets are typically held in digital wallets secured by cryptographic keys, and loss or theft of these keys, whether through hacking, cyberattacks, phishing, or other means, may result in the permanent loss of the digital assets. Custodians and service providers may be subject to operational failures, insolvency, or inadequate security measures, increasing the risk of loss. digital assets rely on blockchain or distributed ledger technology, which may be subject to flaws, bugs, or vulnerabilities; technological failures, network outages, or attacks (such as “51% attacks”) may compromise the integrity, availability, or security of the digital asset or its underlying network, and upgrades, forks, or changes to the protocol may also affect the value or functionality of a digital asset. Many digital assets are traded on unregulated or lightly regulated exchanges, which may have limited liquidity, transparency, or oversight, and market disruptions, exchange failures, or regulatory actions may impair the ability to buy or sell digital assets at desired prices or times. Transactions in digital assets may involve counterparties such as exchanges, custodians, or service providers, and the insolvency, fraud, or failure of a counterparty may result in loss of assets or inability to complete transactions, with many digital asset service providers not subject to the same regulatory oversight or protections as traditional financial institutions. The legal status of digital assets may be uncertain or subject to change, and certain jurisdictions may prohibit or restrict the use, trading, or possession of digital assets. The tax treatment of digital assets may also be complex, unclear, or subject to change, and investors may be subject to adverse tax consequences. digital asset transactions are generally irreversible, and errors in execution, transfer, or settlement may result in permanent loss, with operational risks also arising from inadequate systems, controls, or procedures at exchanges, custodians, or other service providers. Some digital assets, such as those using proof-of-work consensus mechanisms, require significant energy consumption, which may raise environmental concerns and result in regulatory or reputational risks. Certain digital assets may be highly concentrated among a small number of holders or miners, increasing the risk of market manipulation, governance issues, or network instability. digital assets may also be subject to additional risks, including fraud, manipulation, misinformation, lack of transparency, and limited historical data, and the rapid pace of innovation and change in the digital asset ecosystem may result in unforeseen risks or challenges.

Digital Asset Regulatory Risk [Member]
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Digital Asset Regulatory Risk. There is a lack of consensus regarding the regulation of digital assets and their markets. As a result of the growth in the size of the digital asset market, as well as in response to several events that occurred in 2022, including the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA in May 2022 and the collapse and bankruptcy of FTX Trading Ltd., an offshore digital asset trading venue specializing in crypto derivatives in November 2022, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Enforcement activity against digital asset exchanges, staking programs, and token issuers has increased, and regulatory authorities have indicated that certain tokens may be considered securities, though definitive classifications have not been issued for many digital assets.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or Ethereum to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other digital assets on the basis that the digital assets in question are securities. More recently, the SEC has also brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract” and “note,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the SEC staff has indicated that the security status of a particular digital asset can change over time as the relevant facts evolve.

Ongoing and future regulatory actions with respect to digital assets generally may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Digital Asset ETP or the ability of the Digital Asset ETPs to continue to operate. In addition, recent regulatory rulemaking relating to digital assets has created uncertainty regarding how such rules will be implemented and whether additional rulemaking will occur, which may materially affect the operation and value of a Digital Asset ETP.

Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, and may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Equity Securities Risk [Member]
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Equity Securities Risk. The Fund will invest in equity securities that comprise the Index. The value of Shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Index Provider Risk [Member]
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Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by the Index Provider. There is no assurance that the Index Provider will compile its Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that the Index will be in line with its methodology.

Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Large Capitalization Companies Risk [Member]
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Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Line of Business Risk [Member]
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Line of Business Risk. Stablecoin Technology Leaders may be engaged in other lines of business unrelated to stablecoins. These lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to stablecoins, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or the value of Shares in general, may fall in value. Securities are subject to market fluctuations cause by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value, including to zero, or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could materially negatively impact the value of Shares and result in increased market volatility. During any such events, Shares may trade at a greater premium or discount to its NAV.

New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger Fund.

Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is a “non-diversified company” under the 1940 Act, it can invest a greater portion of its assets in securities of individual issuers than a diversified fund, and changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Passive Investment Risk [Member]
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Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index. Unlike with an actively managed fund, the Fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Risks Associated with ETFs [Member]
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Risks Associated with ETFs. The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Liquidity Risk. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

Market Maker Risk. The Fund faces the risks associated with a potential lack of an active market for the Fund’s Shares due to a limited number of market makers. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. Market makers are under no obligation to make a market in Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at values below the NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Trading Risks. Shares of the Fund are publicly traded on the Exchange, which may subject shareholders of the Fund to numerous trading risks. First, Shares of the Fund may trade at prices that deviate from its NAV. The market prices of Shares will generally fluctuate in accordance with changes in the NAV of the Fund, but are also dependent upon the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (i.e., a discount), at, or above (i.e., a premium) their NAV. Price differences between the trading price of Shares and the NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. Further, securities (including Shares), are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Additionally, although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Further, the Fund is required to comply with listing requirements adopted by the Exchange, and there can be no assurance that the requirements of the Exchange necessary to maintain listing of the Fund’s Shares will continue to be met or will remain unchanged. Non-compliance with such requirements may result in the Fund’s Shares being delisted by the Exchange.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Security Issuer Risk [Member]
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Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Small- and Mid-Capitalization Companies Risk [Member]
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Small- and Mid-Capitalization Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Stablecoin Risk [Member]
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Stablecoin Risk. Stablecoins are digital tokens designed to maintain a stable value relative to a reference asset, most commonly the U.S. dollar, and are widely used as a medium of exchange and store of value within crypto markets. Despite their intended stability, stablecoins are subject to unique risks that may impact their value, utility, and adoption. Stablecoins circulate on public blockchains, where transactions are transparent and tamper-resistant, but their stability depends on the credibility of their underlying reserves or mechanisms, market liquidity, and the effectiveness of arbitrage. Stablecoins may be issued by centralized entities and backed by fiat reserves, by decentralized protocols using on-chain collateral, or through algorithmic mechanisms that attempt to maintain pegs without full reserves. Each design presents distinct risks: reserve-backed stablecoins are exposed to risks related to the composition, liquidity, and custody of reserves, as well as the quality and frequency of attestations or audits. Protocol-based stablecoins depend on the quality and volatility of collateral, overcollateralization ratios, and the security of smart contracts.

Stablecoin supply is elastic and can expand or contract with user demand and redemption activity, which may amplify volatility during periods of market stress. Market prices can deviate from intended pegs, particularly during times of high redemption pressure, illiquidity, or loss of confidence in the issuer or protocol. Key indicators of stablecoin stability and adoption include circulating supply, market capitalization, trading and on-chain transaction volumes, active addresses, order-book depth, issuance and redemption flows, and observed peg deviations. Broader factors such as changes in interest rates affecting reserve income, regulatory developments, access to banking services, and counterparty risk can also materially impact stablecoin performance and perceived safety. In addition, the use of stablecoins may be subject to evolving legal, regulatory, and compliance requirements, including those related to anti-money laundering, sanctions, and consumer protection, which could affect their availability or functionality.

The rise of algorithmic stablecoins introduces significant risks. Unlike asset-backed or fully collateralized stablecoins, algorithmic stablecoins rely on smart contracts and market forces to maintain price parity with an underlying asset, often through a relationship with a backing cryptocurrency. These mechanisms are vulnerable to failure, as seen in May 2022 when TerraUSD (UST) lost its U.S. dollar peg, triggering a collapse in both UST and its associated token LUNA, and contributing to broader market instability and bankruptcies in the digital asset sector. Such events highlight the potential for algorithmic stablecoins to lose value rapidly, erode public confidence, and impact other digital assets. Additionally, stablecoins are susceptible to fraud, technological failures, and significant criminal usage, further increasing the risk of collapse and regulatory scrutiny. Other failed algorithmic stablecoins include Basis Cash, Empty Set Dollar, and TITAN (Iron Finance).

Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the Subsidiary — will provide investors with 1940 Act protections.

Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. In order to be treated as a RIC, the Fund must meet certain income, diversification and distribution tests. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may receive from the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund will cause the Fund to hold substantially more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Technology Companies Risk [Member]
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Technology Companies Risk. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Tracking Error Risk [Member]
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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk [Member]
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Valuation Risk. The Fund is subject to the risk of valuation discrepancies for its securities between its valuation of a security and that in the marketplace. Additionally, the value of securities in the Fund’s portfolio may change on days that shareholders are not able to purchase or sell Shares. Further, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s investments will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.